Share-based compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended								0 Months Ended		0 Months Ended			12 Months Ended			0 Months Ended								12 Months Ended			0 Months Ended
	Mar. 31, 2014 Stock option	Mar. 31, 2013 Stock option	Mar. 31, 2012 Stock option	Mar. 31, 2011 Stock option	Mar. 31, 2014 Stock option March 25, 2010 grant	Mar. 31, 2014 Stock option December 15, 2011 grant	Mar. 31, 2014 Stock option June 15, 2013 grant	Mar. 31, 2014 Stock option February 12, 2014 grant	Jun. 15, 2012 Stock option US employees	Jun. 30, 2013 Restricted shares	Feb. 12, 2014 Restricted shares US participants	Jun. 15, 2012 SOP I Stock option	Mar. 25, 2010 SOP I Stock option	Mar. 31, 2013 SOP I Stock option	Mar. 31, 2012 SOP I Stock option	Mar. 31, 2011 SOP I Stock option	Mar. 25, 2010 SOP I Stock option Vesting based on service conditions Vesting on March 31, 2010	Mar. 25, 2010 SOP I Stock option Vesting based on service conditions Vesting on March 31, 2011	Mar. 25, 2010 SOP I Stock option Vesting based on service conditions Vesting on March 31, 2012	Mar. 25, 2010 SOP I Stock option Vesting based on service conditions Vesting on March 31, 2013	Mar. 25, 2010 SOP I Stock option Vesting based on performance conditions Vesting on March 31, 2013	Jun. 15, 2013 SOP II and SOP II+ US participants	Jun. 15, 2013 SOP II and SOP II+ Restricted shares US participants	Dec. 15, 2011 SOP II Stock option	Mar. 31, 2014 SOP II Stock option	Mar. 31, 2013 SOP II Stock option	Mar. 31, 2012 SOP II Stock option	Dec. 15, 2011 SOP II Stock option Vesting based on service conditions Vesting on June 15, 2012	Dec. 15, 2011 SOP II Stock option Vesting based on service conditions Vesting on June 15, 2013	Dec. 15, 2011 SOP II Stock option Vesting based on service conditions Vesting on June 15, 2014	Dec. 31, 2013 SOP II Stock option Vesting based on performance conditions	Dec. 15, 2011 SOP II Stock option Vesting based on performance conditions Vesting on June 15, 2014	Jun. 15, 2013 SOP II+ Stock option item	Jun. 15, 2013 SOP II+ Stock option Vesting based on service conditions Vesting on June 15, 2013	Jun. 15, 2013 SOP II+ Stock option Vesting based on service conditions Vesting on June 15, 2014	Jun. 15, 2013 SOP II+ Stock option Vesting based on performance conditions Vesting on June 15, 2014
Share-based compensation
Granted (in shares)	24,783		585,032										2,368,800											585,032	24,783		585,032						18,900
Number of options vested (in shares)	146,720	1,024,436	166,656	170,660										883,064	166,656	170,660	1,118,040	170,660	172,564	446,908	460,628				146,720	141,372		141,372	151,508	145,628		146,524		6,748	6,076	6,076
Accelerated vesting of options (in shares)												116,956
Number of employees																																	2
Number of shares exchanged held by US employees									84,700
Number of restricted shares outstanding										58,464
Number of new shares issued																						116,788	2,632
Number of shares cancelled subject to certain performance conditions	147,504	6,468																							147,504	6,468					143,808
Total expenses cancelled																															$ 1,695
Number of shares granted											5,883
Fair value assumptions
Share price (in dollars per share)					$ 4.57	$ 15.25	$ 18.82	$ 37.79
Expected dividend yield (as a percent)					3.40%	1.90%
Risk-free interest rate (as a percent)					4.49%	5.30%	3.10%
Allocated share based compensation expense	$ 1,418	$ 5,460	$ 2,246											$ 2,074	$ 1,253										$ 1,418	$ 3,386	$ 993